INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of income tax expenses [Abstract]
Schedule of Balances of Deferred Tax Asset (Liability)
Balances of deferred tax asset (liability) in NIS millions are attributable to the following items:

Balance of deferred tax asset (liability) in respect of	As at January 1, 2015	Charged to the income statement	Charged to other comprehen-sive income	As at December 31, 2015	Charged to the income statement	Charged to other comprehensive income	Effect of change in corporate tax rate	As at December 31, 2016	Charged to the income statement	Charged to other comprehensive income	As at December 31, 2017
Allowance for doubtful accounts	44	1		45	6		(6)	45	*		45
Provisions for employee rights	19	(4)	(1)	14	*	2	(2)	14	*	1	15
Depreciable fixed assets and software	(70)	17		(53)	13		5	(35)	8		(27)
Intangibles, deferred expenses and carry forward losses	7	15		22	(8)		(5)	9	7		16
Options granted to employees	1	2		3	4		(1)	6	*		6
Other	9	9		18	(18)		2	2	(2)		*
Total	10	40	(1)	49	(3)	2	(7)	41	13	1	55

* Representing an amount of less than NIS 1 million.

	New Israeli Shekels
	December 31,
	2016	2017
	In millions
Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	87	80
Deferred tax assets to be recovered within 12 months	37	50
	124	130
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	72	63
Deferred tax liabilities to be recovered within 12 months	11	12
	83	75
Deferred tax assets, net	41	55

Schedule of Reconciliation of Theoretical Tax Expense
Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see (b) above), and the actual tax expense:

	New Israeli Shekels
	Year ended December 31
	2015	2016	2017
	In millions
Profit (loss) before taxes on income,
as reported in the income statements	(36)	88	135
Theoretical tax expense	(9)	22	32
Increase in tax resulting from disallowable deductions	7	11	8
Taxes on income in respect of previous years	7	(4)	(10)
Change in corporate tax rate, see (b) above		7
Temporary differences and tax losses for which no deferred income
tax asset was recognized			(9)
Other	(1)	*	*
Income tax expenses	4	36	21

 * Representing an amount of less than NIS 1 million.

Schedule of Taxes on Income Included in Income Statements
Taxes on income included in the income statements:

	New Israeli Shekels
	Year ended December 31
	2015	2016	2017
	In millions
For the reported year:
Current	37	31	44
Deferred, see (c) above	(40)	2	(4)
Effect of change in corporate tax rate on deferred taxes		7
In respect of previous year:
Current	7	(4)	(10)
Deferred, see (c) above			(9)
	4	36	21